Fixed Assets, Net	12 Months Ended
Dec. 31, 2019
FIXED ASSETS, NET [Abstract]
Fixed Assets, Net

9.                  FIXED ASSETS, NET

	As of December 31,
	2018	2019
Computer equipment (including servers)	$280,157	$281,081
Leasehold improvements	12,207	13,011
Office furniture	1,914	2,482
Vehicles	362	356
Fixed assets, gross	294,640	296,930
Less: Accumulated depreciation	(147,145)	(186,924)
Fixed assets, net	$147,495	$110,006

For the years ended December 31, 2017, 2018, and 2019, depreciation expenses were US$48,205, US$60,690, and US$64,663, respectively. No impairment loss was recognized for the years ended December 31, 2017, 2018, and 2019.